Other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other current assets
The following table provides details related to Other current assets as of December 31, 2019 and 2018:

($ millions)	2019	2018
Current portion of long-term financial investments measured at FVPL	33	31
Current portion of long-term receivables from customers	122	133
Current portion of minimum lease payments from finance lease agreements	46	57
Prepaid expenses	89	46
Other receivables, security deposits and current assets	147	52
Derivative financial instruments	1	—
VAT receivable	64	68
Total other current assets	502	387